FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revaluation of the convertible debt income (loss)	$ 0	$ 1,396
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Margin range	(4.20%)
Revenue growth rate	(15.20%)
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Margin range	(16.90%)
Revenue growth rate	(28.30%)